CERT NYS
~~File # 1295810~~
File # 1-32319

NYSE

16004148

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
MAR 1 1 2016
Washington, DC 20549

March 11, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.950% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share of Sunstone Hotel Investors, Inc. under the Exchange Act of 1934.

Sincerely,